Average Annual Total Returns	12 Months Ended	14 Months Ended	27 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar US Real Estate Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	23.03%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		23.54%
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	19.54%
Performance Inception Date		Nov. 01, 2023
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.49%	16.92%
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.45%	13.98%
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.53%		19.07%
Performance Inception Date			Oct. 04, 2022
SRH U.S. Quality GARP ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.34%		18.72%
SRH U.S. Quality GARP ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.91%		14.74%